UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 9,361	$ 1,291	¥ (192,100)
Adjustments to reconcile net (loss) income to net cash used in operating activities
Depreciation and amortization	463	64	2,081
Amortization of right-of-use assets	647	89
Share-based compensation expenses	82	11	9,207
Gain (Loss) on short-term investments	640	88	(153)
Impairment loss for non-current assets	0		7,642
Impairment on short-term investments			144,027
Impairment loss for long-term equity investment	3,000	414
Impairment loss for equity method investments	11,779	1,624	62,623
Share of profit (loss) from equity method investments, net of income tax	(442)	(61)	115
(Reversal) Allowance for doubtful accounts	38,281	5,279	(81,004)
Loss on disposal of property and equipment	32	5	175
Foreign currency exchange gain, net	(392)	(54)	(441)
Changes in operating assets and liabilities, net of effects of acquisition
Accounts receivable	53,396	7,364	299,277
Prepayments and other assets	(88,941)	(12,266)	21,664
Accounts payable	(124,392)	(17,154)	(262,834)
Customers' refundable fees	770	106	9,433
Accrued expenses and other payables	(60,885)	(8,396)	(70,588)
Operating lease liabilities	(593)	(82)
Income tax payables	(2,946)	(406)	4,246
Net cash used in operating activities	(160,140)	(22,084)	(46,630)
Cash flows from investing activities:
Purchase of property, equipment and software	(64)	(9)	(194)
Investment in equity method investments			(32,354)
Return of capital from equity method investees	45,553	6,282	19,311
Cash proceeds paid for business combination, net of cash acquired			(648)
Cash paid for short-term investments	(10,000)	(1,379)	(262,896)
Proceeds from disposal of short-term investments	11,360	1,567	121,022
Net cash (used in) provided by investing activities	46,849	6,461	(155,759)
Cash flows from financing activities:
Contribution from noncontrolling shareholder	576	79	490
Proceeds from issuance of ordinary shares, net of issuance costs	264	36
Proceeds from issuance of convertible promissory note, net of issuance costs	145,064	20,005
Repayment for short-term bank borrowings	(72,500)	(9,998)	(50,000)
Net cash (used in) provided by financing activities	73,404	10,122	(49,510)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,659	229	9,601
Net decrease in cash, cash equivalents and restricted cash	(38,228)	(5,272)	(242,298)
Cash, cash equivalents and restricted cash at the beginning of the period	182,745	25,202	516,238
Cash, cash equivalents and restricted cash at the end of the period	144,517	19,930	273,940
Supplemental information
Interest paid	(592)	(82)	(3,233)
Income tax paid	¥ (37)	$ (5)	¥ (812)